BNY Mellon Research Growth Fund, Inc.
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8%
Banks — .4%
SouthState Bank Corp.	81,328	7,705,828
Capital Goods — 8.4%
AMETEK, Inc.	51,132	11,548,162
Axon Enterprise, Inc.(a)	21,570	9,678,891
Emerson Electric Co.	95,647	13,755,952
GE Vernova, Inc.	27,119	26,259,870
Howmet Aerospace, Inc.	106,753	27,568,962
Hubbell, Inc.	34,972	16,563,089
Trane Technologies PLC	35,473	16,008,965
Vertiv Holdings Co., Cl. A	77,120	24,347,555
		145,731,446
Consumer Discretionary Distribution & Retail — 8.2%
Amazon.com, Inc.(a)	453,912	122,846,744
Burlington Stores, Inc.(a)	32,638	10,569,164
Chewy, Inc., Cl. A(a)	424,371	9,565,322
		142,981,230
Consumer Durables & Apparel — .8%
Ralph Lauren Corp.	39,680	14,439,552
Consumer Services — .6%
Dutch Bros, Inc., Cl. A(a),(b)	177,304	10,283,632
Consumer Staples Distribution & Retail — 1.0%
Casey’s General Stores, Inc.	23,488	18,018,584
Energy — .6%
EQT Corp.	175,963	9,665,648
Financial Services — 5.0%
CME Group, Inc.	66,119	18,086,191
Mastercard, Inc., Cl. A	85,056	42,015,963
The Goldman Sachs Group, Inc.	25,839	26,499,445
		86,601,599
Health Care Equipment & Services — 2.8%
Elevance Health, Inc.	45,533	17,903,120
Guardant Health, Inc.(a)	104,805	13,592,160
IDEXX Laboratories, Inc.(a)	30,320	17,086,230
		48,581,510
Household & Personal Products — .9%
The Estee Lauder Companies, Inc., Cl. A	173,875	15,466,181
Media & Entertainment — 14.4%
Alphabet, Inc., Cl. C	398,539	150,022,036
Meta Platforms, Inc., Cl. A	87,261	55,193,455
Netflix, Inc.(a)	305,356	26,266,723
Spotify Technology SA(a)	36,577	18,203,641
		249,685,855
Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
Ascendis Pharma A/S(a)	41,708	9,347,180
Gilead Sciences, Inc.	154,482	20,767,015
Illumina, Inc.(a)	61,876	10,083,313
Insmed, Inc.(a)	80,053	8,558,466
Madrigal Pharmaceuticals, Inc.(a)	17,646	8,774,826

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.8% (continued)
Mirum Pharmaceuticals, Inc.(a)	88,475	8,980,213
Natera, Inc.(a)	42,636	9,523,603
Repligen Corp.(a)	77,160	9,563,982
Thermo Fisher Scientific, Inc.	35,554	17,510,701
Vertex Pharmaceuticals, Inc.(a)	31,461	14,080,056
		117,189,355
Semiconductors & Semiconductor Equipment — 25.3%
Advanced Micro Devices, Inc.(a)	89,330	46,103,213
ASML Holding NV	13,764	22,198,029
Broadcom, Inc.	73,607	32,885,399
Marvell Technology, Inc.	129,859	26,621,095
NVIDIA Corp.	1,233,296	260,398,118
STMicroelectronics NV	249,178	17,270,527
Texas Instruments, Inc.	111,469	34,073,844
		439,550,225
Software & Services — 12.3%
Bentley Systems, Inc., Cl. B(b)	305,993	9,987,612
Datadog, Inc., Cl. A(a)	87,806	21,718,814
Microsoft Corp.	267,371	120,381,119
MongoDB, Inc.(a)	40,860	13,710,573
ServiceNow, Inc.(a)	87,765	10,915,333
Shopify, Inc., Cl. A(a)	125,962	14,952,949
Synopsys, Inc.(a)	44,039	20,945,829
		212,612,229
Technology Hardware & Equipment — 11.2%
Apple, Inc.	528,477	164,916,533
Western Digital Corp.	53,948	28,657,717
		193,574,250
Transportation — .6%
Uber Technologies, Inc.(a)	156,673	11,029,779
Utilities — .5%
Constellation Energy Corp.	30,731	8,842,845
Total Equity Securities - Common Stocks (cost $764,407,569)		1,731,959,748

1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $3,800,165)	3.68	3,800,165	3,800,165

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $3,090,594)	3.68	3,090,594	3,090,594
Total Investments (cost $771,298,328)		100.2%	1,738,850,507
Liabilities, Less Cash and Receivables		(.2%)	(4,167,052)
Net Assets		100.0%	1,734,683,455

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2026, the value of the fund’s securities on loan was $16,327,705 and the value of the collateral was
$16,443,183, consisting of cash collateral of $3,090,594 and U.S. Government & Agency securities valued at $13,352,589.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Research Growth Fund, Inc.
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,731,959,748	—	—	1,731,959,748
Investment Companies	6,890,759	—	—	6,890,759
	1,738,850,507	—	—	1,738,850,507

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction.

Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2026, accumulated net unrealized appreciation on investments was $967,552,179, consisting of $1,001,941,626 gross unrealized appreciation and $34,389,447 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.